Available-for-Sale Investments	12 Months Ended
Aug. 31, 2013
Available-for-Sale Investments [Abstract]
Available-for-Sale Investments [Text Block]
(6)  Available-for-Sale Investments

In conjunction with its long-term relationship with AmerisourceBergen announced in fiscal 2013, the Company, as of August 31, 2013, has acquired approximately 4.0 million shares of AmerisourceBergen common stock.  The Company's cost basis of common shares acquired through open market transactions was $224 million in fiscal 2013.  The available-for-sale investment is classified as long-term and reported at fair value within other non-current assets in the Consolidated Balance Sheets.  The Company also holds other investments with maturities greater than 90 days that are reported at fair value within other current assets in the Consolidated Balance Sheets.

Fair value adjustments are based on quoted stock prices with the unrealized holding gains and losses reported in other comprehensive income.  Unrealized holding gains at August 31, 2013, were $1 million.  See Note 11 for additional fair value disclosures. Available-for-sale investments reported at fair value at August 31, 2013, were $225 million.